Significant Accounting Policies, Leases - Significant Charterers (Details) - Revenues [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [Abstract]
Concentration risk percentage	41.00%	52.00%	58.00%
Customer A [Member]
Revenue [Abstract]
Concentration risk percentage	23.00%	0.00%	0.00%
Customer B [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	19.00%	26.00%
Customer C [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	18.00%	21.00%
Customer D [Member]
Revenue [Abstract]
Concentration risk percentage	18.00%	15.00%	0.00%
Customer E [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	0.00%	11.00%